CONSOLIDATED STATEMENTS OF OTHER COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net income (loss) for the year	$ 1,018	$ 1,446	$ (254)
Attributable to:
Shareholder of GLOBALFOUNDRIES INC.	1,020	1,448	(250)
Non-controlling interest	(2)	(2)	(4)
Net income (loss) for the year	1,018	1,446	(254)
Items that may be reclassified subsequently to profit or loss:
Share of foreign exchange fluctuation reserve of joint ventures	14	(23)	(12)
Effective portion of changes in the fair value of cash flow hedges	(27)	187	(45)
Fair value gain (loss) on investments measured at fair value through other comprehensive income	9	(9)	0
Income tax effect	(19)	(18)	3
Total other comprehensive income that will be reclassified to profit or loss, net of tax	(23)	137	(54)
Attributable to:
Shareholders of GLOBALFOUNDRIES INC.	(25)	146	(50)
Non-controlling interests	2	(9)	(4)
Total other comprehensive income (loss) for the year	(23)	137	(54)
Total comprehensive income (loss)
Shareholders of GLOBALFOUNDRIES INC.	995	1,594	(300)
Non-controlling interests	0	(11)	(8)
Total comprehensive income (loss) for the year	$ 995	$ 1,583	$ (308)